Acquisition of WGL Holdings, Inc. - Narratives (Details) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Jul. 06, 2018 $ / $
Business Acquisition
Currency exchange rate (usd/cad) | $ / $				1.31
Adjustment to goodwill on business acquisition		$ 92.2	$ 0.0
WGL Holdings
Business Acquisition
Adjustment to goodwill on business acquisition	$ 92.2